Patent Licenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization

At September 30, 2013, future amortization expense related to our intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2013 (remaining three months)	$15
2014	61
2015	61
2016	61
2017	61
Thereafter	1,724

Total	$1,983

At December 31, 2012, future amortization expense related to our intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2013	$60
2014	60
2015	60
2016	60
2017	61
Thereafter	1,272

Total	$1,573

Summary of Obligation to Pay Royalties and Other Fees

As of December 31, 2012, the Company still maintained an obligation to pay royalties and other fees in accordance with the following schedule (in thousands, except percentages and sales thresholds):

	UMass IP	ACT IP	Infigen IP
License fee	$150	$225	$25
Royalty rates	3% to 12%	3% to 10%	3% to 10%
Minimum royalties
At 12 months	$15	$15	$8
At 24 months	$30	$38	$8
At 36 months	$45	$61	$7
Annually thereafter	$60	$75	$15
Milestone payments
First commercial product	$250	$250	$250
Sales reaching $5,000,000	$500	$500	$500
Sales reaching $10,000,000	$1,000	$1,000	$1,000